Restricted Net Assets (Details) ¥ in Thousands	6 Months Ended
Jun. 30, 2021 CNY (¥)
Disclosure Text Block Supplement [Abstract]
Percentage of net after-tax income	10.00%
Reserve funds registered capital percentage	50.00%
Restricted net assets (in Yuan Renminbi)	¥ 62,910